FAIR VALUE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS

The following tables present the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis:

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Buyer Stock Adjustment Amount derivative (Note 8)	$-	$-	$-	$-

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Buyer Stock Adjustment Amount derivative (Note 8)	$-	$-	$-	$-

SCHEDULE OF FAIR VALUE OF LEVEL 3 MEASUREMENTS

The change in fair value of the Company’s Level 3 measurements is as follows:

	Year-to-date period ended
	December 31, 2024	December 31, 2023	December 31, 2022
Beginning Balance	$-	$-	$-
Initial accounting for Buyer Stock Adjustment Amount derivative liability (Note 8)	-	-	(4,236)
Change in Buyer Stock Adjustment Amount derivative liability (Note 8)	-	-	4,236
Ending Balance	$-	$-	$-